LOANS, NET - Additional Information (Details) - PEN (S/) S/ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
LOANS, NET
Allowance For Direct Loans	S/ 5,124.0	S/ 4,952.4	S/ 4,500.5
Allowance For Indirect Loans	S/ 383.8	S/ 362.1	S/ 442.5